Federated Hermes U.S. SMID Fund Expense Example - Class IS Shares [Member] - Federated Hermes U.S. SMID Fund - IS	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 620
Expense Example, with Redemption, 3 Years	1,837
Expense Example, with Redemption, 5 Years	3,025
Expense Example, with Redemption, 10 Years	$ 5,866